FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
Accounts payable	$ 366,946	$ 494,591
Accrued liabilities	417,176	682,720
Due to related parties	3,824	10,933
Employee retention allowance	177,284	173,110	$ 184,951
Lease obligation	79,989	0
Short term loans	$ 150,202	$ 308,899